J.P. MORGAN FUNDS

JPMorgan Mid Cap Growth Fund

(All Share Classes)

(a series of JPMorgan Trust II)

Supplement dated December 30, 2015 to the

Prospectuses dated November 1, 2015, as supplemented

Effective immediately, the portfolio manager information for JPMorgan Mid Cap Growth Fund (the “Fund”) in the section titled “Management” in the Fund’s “Risk/Return Summary” is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Timothy Parton	2004	Managing Director
Felise Agranoff	2015	Managing Director

In addition, the paragraph in the section titled “The Fund’s Management and Administration — The Portfolio Managers” is hereby deleted in its entirety and replaced by the following:

Mid Cap Growth Fund

The portfolio management team is led by Timothy Parton, Managing Director of JPMIM and a CFA charterholder, and Felise L. Agranoff, Managing Director of JPMIM and a CFA charterholder. Information about Mr. Parton is discussed earlier in this section. An employee since 2004, Ms. Agranoff became a co-portfolio manager of the Mid Cap Growth Strategy in 2015 and has been a research analyst in the firm’s U.S. Equity Group since 2004.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE

SUP-MCG-1215

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Mid Cap Growth Fund

(All Share Classes)

(a series of JPMorgan Trust II)

Supplement dated December 30, 2015

to the Statement of Additional Information

dated November 1, 2015 as supplemented

Effective immediately, the information in the SAI under the headings “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers — Portfolio Managers’ Ownership of Securities” with respect to the JPMorgan Mid Cap Growth Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of June 30, 2015:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Mid Cap Growth Fund
Timothy Parton	9	$11,172,693	2	$1,499,853	4	$270,784
Felise Agranoff*	2	$2,128,099	0	$0	2	$27,541

*	As of November 30, 2015

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of June 30, 2015:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Mid Cap Growth Fund
Timothy Parton	0	$0	0	$0	0	$0
Felise Agranoff*	0	$0	0	$0	0	$0

*	As of November 30, 2015

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of securities of each Fund beneficially owned by each portfolio manager, as of June 30, 2015:

Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Mid Cap Growth Fund
Timothy Parton							X
Felise Agranoff*					X

*	As of November 30, 2015

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

SUP-SAI-MCG-1215